Consolidated Statements of Changes in Shareholders’ Equity - USD ($)		Ordinary Shares Class A	Ordinary Shares Class B	Additional paid-in capital	Statutory reserves	Retained earnings	Accumulated other comprehensive loss	Total
Balance at Jul. 31, 2022		$ 4,800	$ 1,200	$ 849,848	$ 673,339	$ 18,660,830	$ (3,553,232)	$ 16,636,785
Balance (in Shares) at Jul. 31, 2022	[1]	48,000,000	12,000,000
Net income						3,398,384		3,398,384
Foreign currency translation adjustment							(1,151,842)	(1,151,842)
Balance at Jul. 31, 2023		$ 4,800	$ 1,200	849,848	673,339	22,059,214	(4,705,074)	18,883,327
Balance (in Shares) at Jul. 31, 2023	[1]	48,000,000	12,000,000
Net income						5,977,639		5,977,639
Statutory reserve					817	(817)
Foreign currency translation adjustment							(1,021,512)	(1,021,512)
Balance at Jul. 31, 2024		$ 4,800	$ 1,200	849,848	674,156	28,036,036	(5,726,586)	23,839,454
Balance (in Shares) at Jul. 31, 2024	[1]	48,000,000	12,000,000
Net income						3,828,563		3,828,563
Statutory reserve					2,260	(2,260)
Capital injection				22,467				22,467
Foreign currency translation adjustment							(42,427)	(42,427)
Balance at Jul. 31, 2025		$ 4,800	$ 1,200	$ 872,315	$ 676,416	$ 31,862,339	$ (5,769,013)	$ 27,648,057
Balance (in Shares) at Jul. 31, 2025	[1]	48,000,000	12,000,000

[1]	Retrospectively restated for effect of share reorganization (see Note 13)